INTANGIBLE ASSETS AND GOODWILL (Schedule of estimation of amortization expense) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
2023	$ 587	$ 3,254
2024	1,173	3,180
2025	1,109	2,754
2026	1,096	2,741
2027	1,032	$ 2,667
Thereafter	720
Total	$ 5,717